Plant and equipment - Additional Information (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 18,113,712	$ 5,602,580	$ 1,060,792	$ 239,248
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 10,254,820	$ 1,919,465	$ 0	$ 0